UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:                      June 30, 2009
                                                   -------------
Check here if Amendment [   ]; Amendment Number:
                                                  --------------

This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            ----------------------------------------------------
Address:    7701 France Avenue South, Suite 500
            ----------------------------------------------------
            Edina, Minnesota 55435
            ----------------------------------------------------

Form 13F File No:  28-03099
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
        --------------------------------------------------------
Title:  Chief Financial Officer and Chief Compliance Officer
        --------------------------------------------------------
Phone:  (952) 841-0400
         -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John P. Flakne           Edina, Minnesota    July  28, 2009
----------------------------------------------------------------
      (Signature)                City/State          (Date)

Report Type (Check only one.):

[X]   13F Holdings Report.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F Notice.  (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s).)

[   ]  13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None





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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                111
                                               -----------

Form 13F Information Table Value Total:        $   285,267
                                               -----------
                                               (thousands)

List of Other Included Managers:                      None




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



                                              KOPP INVESTMENT ADVISORS, LLC
                                                FORM 13F INFORMATION TABLE

                                                       JUNE 30, 2009


                                                                                                       VOTING AUTHORITY
                                TITLE               VALUE             SH/ PUT/ INVESTMENT  OTHER
       NAME OF ISSUER          OF CLASS    CUSIP   (X$1000)  SHARES   PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE

3M Company                       COM     88579Y101      880    14,641 SH  N/A    Other      N/A       13,131  N/A     1,510
Accelrys, Inc.                   COM     00430U103       66    11,200 SH  N/A    Other      N/A       11,200  N/A
ADC Telecomm                   COM NEW   000886309    2,993   376,000 SH  N/A    Defined    N/A      376,000  N/A
ADC Telecomm                   COM NEW   000886309    5,338   670,653 SH  N/A    Other      N/A      670,653  N/A
Adept Tech Inc.                COM NEW   006854202    1,779   708,600 SH  N/A    Defined    N/A      708,600  N/A
Adept Tech Inc.                COM NEW   006854202    1,446   575,990 SH  N/A    Other      N/A      571,990  N/A     4,000
Aflac Incorporated               COM     001055102      958    30,815 SH  N/A    Other      N/A       27,115  N/A     3,700
Akorn, Inc.                      COM     009728106       31    25,807 SH  N/A    Other      N/A       25,807  N/A
American Express                 COM     025816109      755    32,505 SH  N/A    Other      N/A       28,890  N/A     3,615
Amgen Inc. (Calif)               COM     031162100      218     4,110 SH  N/A    Other      N/A        4,110  N/A
Anadarko Petroleum               COM     032511107      995    21,930 SH  N/A    Other      N/A       19,370  N/A     2,560
Angiodynamics                    COM     03475V101    5,135   387,000 SH  N/A    Other      N/A      342,542  N/A    44,458
Array Biopharma Inc.             COM     04269X105    2,653   845,000 SH  N/A    Defined    N/A      845,000  N/A
Array Biopharma Inc.             COM     04269X105    4,145 1,319,911 SH  N/A    Other      N/A    1,186,236  N/A   133,675
ATS Medical Inc.                 COM     002083103      216    65,600 SH  N/A    Other      N/A       65,600  N/A
Bankamerica Corp                 COM     060505104      720    54,537 SH  N/A    Other      N/A       47,552  N/A     6,985
Baxter International             COM     071813109      498     9,405 SH  N/A    Other      N/A        9,325  N/A        80
Boston Scientific Corp.          COM     101137107      226    22,300 SH  N/A    Other      N/A       22,300  N/A
Caliper Life Sciences            COM     130872104      850   480,000 SH  N/A    Defined    N/A      480,000  N/A
Caliper Life Sciences            COM     130872104    3,852 2,176,266 SH  N/A    Other      N/A    1,902,116  N/A   274,150
Caterpillar Inc.                 COM     149123101      704    21,316 SH  N/A    Other      N/A       18,761  N/A     2,555
Cell Genesys Inc.                COM     150921104    2,336 8,000,494 SH  N/A    Defined    N/A    8,000,494  N/A
Cell Genesys Inc.                COM     150921104    1,090 3,733,050 SH  N/A    Other      N/A    3,718,050  N/A    15,000
Cepheid Inc.                     COM     15670R107      679    72,077 SH  N/A    Other      N/A       71,427  N/A       650
Cisco System Inc.                COM     17275R102      240    12,874 SH  N/A    Other      N/A       12,474  N/A       400
Clean Energy Fuels Corp.         COM     184499101    1,707   198,230 SH  N/A    Other      N/A      181,600  N/A    16,630
Compellent Technologies, Inc.    COM     20452A108    4,687   307,365 SH  N/A    Other      N/A      267,115  N/A    40,250
Comverge Inc.                    COM     205859101    5,226   431,891 SH  N/A    Other      N/A      377,511  N/A    54,380
ConocoPhillips                   COM     20825C104      684    16,265 SH  N/A    Other      N/A       14,395  N/A     1,870
Cybersource Corp.                COM     23251J106    2,949   192,764 SH  N/A    Other      N/A      170,361  N/A    22,403
Dexcom Inc.                      COM     252131107      268    43,300 SH  N/A    Other      N/A       43,300  N/A
Dow Chemical Co.                 COM     260543103      721    44,690 SH  N/A    Other      N/A       39,890  N/A     4,800
Durect Corp.                     COM     266605104      893   375,000 SH  N/A    Defined    N/A      375,000  N/A
Durect Corp.                     COM     266605104    2,230   936,833 SH  N/A    Other      N/A      812,708  N/A   124,125
EDCI Holdings, Inc.              COM     268315108       79    15,000 SH  N/A    Defined    N/A       15,000  N/A
Emcore Corp.                     COM     290846104    4,271 3,390,000 SH  N/A    Defined    N/A    3,390,000  N/A
Emcore Corp.                     COM     290846104    2,402 1,906,308 SH  N/A    Other      N/A    1,806,908  N/A    99,400
Entergy Corp New                 COM     29364G103      812    10,469 SH  N/A    Other      N/A        9,309  N/A     1,160
Epicor Software Corp.            COM     29426L108    6,339 1,196,000 SH  N/A    Defined    N/A    1,196,000  N/A
Epicor Software Corp.            COM     29426L108    1,284   242,170 SH  N/A    Other      N/A      241,170  N/A     1,000
Extreme Networks                 COM     30226D106       30    15,000 SH  N/A    Defined    N/A       15,000  N/A
Extreme Networks                 COM     30226D106       46    23,200 SH  N/A    Other      N/A       23,200  N/A
FedEx Corp.                      COM     31428X106      761    13,677 SH  N/A    Other      N/A       12,217  N/A     1,460
Finisar Corp.                    COM     31787A101    4,666 8,185,800 SH  N/A    Defined    N/A    8,185,800  N/A
Finisar Corp.                    COM     31787A101    5,614 9,849,043 SH  N/A    Other      N/A    9,175,793  N/A   673,250
Halliburton Company              COM     406216101      838    40,496 SH  N/A    Other      N/A       35,596  N/A     4,900
Harmonic Inc.                    COM     413160102    4,008   680,398 SH  N/A    Defined    N/A      680,398  N/A
Harmonic Inc.                    COM     413160102    3,026   513,704 SH  N/A    Other      N/A      450,604  N/A    63,100
Harris Stratex Networks          CL A    41457P106      842   130,000 SH  N/A    Defined    N/A      130,000  N/A
Harris Stratex Networks          CL A    41457P106      398    61,350 SH  N/A    Other      N/A       61,350  N/A
Harvard Bioscience               COM     416906105    1,978   500,667 SH  N/A    Defined    N/A      500,667  N/A
Harvard Bioscience               COM     416906105    1,443   365,405 SH  N/A    Other      N/A      328,930  N/A    36,475
Hershey Foods Corp.              COM     427866108      232     6,445 SH  N/A    Other      N/A        6,335  N/A       110
Home Depot Inc.                  COM     437076102      766    32,420 SH  N/A    Other      N/A       28,035  N/A     4,385
Icad Inc.                        COM     44934S107    1,435 1,103,844 SH  N/A    Other      N/A      995,544  N/A   108,300
Illumina, Inc.                   COM     452327109      728    18,690 SH  N/A    Other      N/A       18,690  N/A
Intel Corp.                      COM     458140100      328    19,801 SH  N/A    Other      N/A       19,379  N/A       422
Intl. Business Machines          COM     459200101      204     1,954 SH  N/A    Other      N/A        1,954  N/A
Iris Intl Inc                    COM     46270W105    3,837   325,164 SH  N/A    Other      N/A      290,889  N/A    34,275
Johnson & Johnson                COM     478160104      829    14,595 SH  N/A    Other      N/A       13,150  N/A     1,445
Johnson Controls Inc.            COM     478366107    1,043    48,018 SH  N/A    Other      N/A       42,913  N/A     5,105
Marriott Intl. Inc.              CL A    571903202      941    42,654 SH  N/A    Other      N/A       37,669  N/A     4,985
Medarex Inc.                     COM     583916101    8,350 1,000,000 SH  N/A    Defined    N/A    1,000,000  N/A
Medarex Inc.                     COM     583916101   10,057 1,204,472 SH  N/A    Other      N/A    1,114,722  N/A    89,750
Microsoft Corp.                  COM     594918104      318    13,374 SH  N/A    Other      N/A       12,960  N/A       414
Mindspeed Tech                 COM NEW   602682205    2,221 1,028,046 SH  N/A    Defined    N/A    1,028,046  N/A
Mindspeed Tech                 COM NEW   602682205      687   318,233 SH  N/A    Other      N/A      316,233  N/A     2,000
Monogram Biosciences           COM NEW   60975U207      932   205,700 SH  N/A    Defined    N/A      205,700  N/A
Monogram Biosciences           COM NEW   60975U207    7,935 1,751,690 SH  N/A    Other      N/A    1,571,189  N/A   180,501
NetScout Systems Inc.            COM     64115T104    3,084   328,785 SH  N/A    Other      N/A      286,735  N/A    42,050
Network Equipment                COM     641208103   11,544 2,709,800 SH  N/A    Defined    N/A    2,709,800  N/A
Network Equipment                COM     641208103    6,978 1,638,086 SH  N/A    Other      N/A    1,512,186  N/A   125,900
Nuvasive Inc                     COM     670704105    7,808   175,067 SH  N/A    Other      N/A      155,242  N/A    19,825
Oclaro, Inc.                     COM     67555N107    5,091 7,992,494 SH  N/A    Defined    N/A    7,992,494  N/A
Oclaro, Inc.                     COM     67555N107    2,366 3,714,320 SH  N/A    Other      N/A    3,651,320  N/A    63,000
Oplink Communications          COM NEW   68375Q403    3,746   328,570 SH  N/A    Defined    N/A      328,570  N/A
Oplink Communications          COM NEW   68375Q403    1,831   160,613 SH  N/A    Other      N/A      159,613  N/A     1,000
Orthovita Inc.                   COM     68750U102    6,949 1,344,137 SH  N/A    Other      N/A    1,187,912  N/A   156,225
Pepsico Inc.                     COM     713448108      858    15,618 SH  N/A    Other      N/A       13,868  N/A     1,750
Pfizer Inc.                      COM     717081103      212    14,100 SH  N/A    Other      N/A       14,100  N/A
Phase Forward Inc.               COM     71721R406    7,780   514,907 SH  N/A    Other      N/A      459,657  N/A    55,250
Phoenix Technologies             COM     719153108      407   150,000 SH  N/A    Defined    N/A      150,000  N/A
Phoenix Technologies             COM     719153108    1,791   660,895 SH  N/A    Other      N/A      561,420  N/A    99,475
PLX Technology                   COM     693417107    3,374   895,000 SH  N/A    Defined    N/A      895,000  N/A
PLX Technology                   COM     693417107    3,352   889,185 SH  N/A    Other      N/A      804,235  N/A    84,950
PMC-Sierra Inc.                  COM     69344F106      637    80,000 SH  N/A    Defined    N/A       80,000  N/A
PMC-Sierra Inc.                  COM     69344F106      318    40,000 SH  N/A    Other      N/A       40,000  N/A
Procter & Gamble                 COM     742718109      752    14,726 SH  N/A    Other      N/A       13,241  N/A     1,485
Quidel Corp.                     COM     74838J101    4,698   322,631 SH  N/A    Other      N/A      287,256  N/A    35,375
RAE Systems                      COM     75061P102    6,112 4,428,777 SH  N/A    Defined    N/A    4,428,777  N/A
RAE Systems                      COM     75061P102    3,661 2,652,700 SH  N/A    Other      N/A    2,641,700  N/A    11,000
Regeneron Pharma                 COM     75886F107    1,254    70,000 SH  N/A    Defined    N/A       70,000  N/A
Regeneron Pharma                 COM     75886F107    4,674   260,843 SH  N/A    Other      N/A      239,993  N/A    20,850
RF Monolithics Inc.              COM     74955F106       15    25,000 SH  N/A    Other      N/A       25,000  N/A
RTI Biologics, Inc.              COM     74975N105    3,754   875,000 SH  N/A    Defined    N/A      875,000  N/A
RTI Biologics, Inc.              COM     74975N105   10,310 2,403,176 SH  N/A    Other      N/A    2,189,576  N/A   213,600
Sangamo Biosciences              COM     800677106    5,043 1,020,890 SH  N/A    Defined    N/A    1,020,890  N/A
Sangamo Biosciences              COM     800677106    4,386   887,758 SH  N/A    Other      N/A      838,553  N/A    49,205
Schwab Charles Corp.             COM     808513105      934    53,260 SH  N/A    Other      N/A       46,805  N/A     6,455
SonoSite Inc.                    COM     83568G104    1,059    52,885 SH  N/A    Other      N/A       44,260  N/A     8,625
SPDR Trust Ser 1              UNIT SER 1 78462F103    1,039    11,300 SH  N/A    Other      N/A       11,300  N/A
SunPower Corp. Cl A            COM CL A  867652109      311    11,703 SH  N/A    Other      N/A       11,253  N/A       450
Superconductor Tech            COM NEW   867931305   17,707 4,734,400 SH  N/A    Defined    N/A    4,734,400  N/A
Superconductor Tech            COM NEW   867931305    3,192   853,500 SH  N/A    Other      N/A      849,500  N/A     4,000
Synovis Life Tech                COM     87162G105    4,231   203,731 SH  N/A    Other      N/A      183,116  N/A    20,615
Tellabs Inc.                     COM     879664100      151    26,310 SH  N/A    Other      N/A       26,310  N/A
Texas Instruments Inc.           COM     882508104      963    45,205 SH  N/A    Other      N/A       40,030  N/A     5,175
Thoratec Corp.                 COM NEW   885175307    2,797   104,451 SH  N/A    Other      N/A       92,576  N/A    11,875
Verizon Comm                     COM     92343V104      865    28,155 SH  N/A    Other      N/A       24,980  N/A     3,175
Western Union                    COM     959802109      182    11,115 SH  N/A    Other      N/A       11,115  N/A
Zoran Corp.                      COM     98975F101    1,203   110,345 SH  N/A    Other      N/A      103,145  N/A     7,200
REPORT SUMMARY                   111                285,267






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